Hedging derivatives	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about hedges [abstract]
Hedging derivatives	Hedging derivatives
Grupo Santander, within its financial risk management strategy, and in order to reduce asymmetries in the accounting treatment of its operations, enters into hedging derivatives on interest, exchange rate, credit risk or variation of stock prices, depending on the nature of the risk covered.
Based on its objective, Grupo Santander classifies its hedges in the following categories:
•Cash flow hedges: cover the exposure to the variation of the cash flows associated with an asset, liability or a highly probable forecast transaction. This cover the variable-rate issues in foreign currencies, fixed-rate issues in non-local currency, variable-rate interbank financing and variable-rate assets (bonds, commercial loans, mortgages, etc.).
•Fair value hedges: cover the exposure to the variation in the fair value of assets or liabilities, attributable to an identified and hedged risk. This covers the interest risk of assets or liabilities (bonds, loans, bills, issues, deposits, etc.) with coupons or fixed interest rates, interests in entities, issues in foreign currencies and deposits or other fixed rate liabilities.
•Hedging of net investments abroad: cover the exchange rate risk of the investments in subsidiaries domiciled in a country with a different currency from the functional one of the Group.
The following tables contains the detail of the hedging derivatives according to the type of hedging, the hedge risk and the main products used as of 31 December 2024, 2023 and 2022:

EUR million
	2024
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	308,897	2,584	2,964	483
Interest rate risk	290,152	2,070	2,319	373	Hedging derivatives
Of which:
Interest rate swap	108,435	1,185	2,074	(165)
Call money swap	168,280	393	8	321
Exchange rate risk	4,411	13	59	101	Hedging derivatives
Of which:
Fx forward	2,240	8	39	(2)
Future interest rate	2,059	—	—	91
Interest rate and exchange rate risk	13,739	501	586	8	Hedging derivatives
Of which:
Interest rate swap	882	5	65	17
Call money swap	1,838	10	—	29
Currency swap	11,019	486	520	(38)
Base risk	500	—	—	—	Hedging derivatives
Interest rate swap	500	—	—	—
Equity risk	95	—	—	1	Hedging derivatives
Equity swap	95	—	—	1

Cash flow hedges	179,271	2,415	1,519	558
Interest rate risk	134,503	1,060	1,089	144
Of which:
Future interest rate	6,621	—	—	225
Interest rate swap	43,081	485	241	231
Call money swap	63,582	303	237	(361)
Exchange rate risk	30,653	738	258	459	Hedging derivatives
Of which:
FX forward	9,286	362	51	408
Currency swap	19,957	323	189	114
Interest rate and exchange rate risk	11,724	539	172	26	Hedging derivatives
Interest rate swap	3,092	(6)	46	75
Currency swap	8,632	545	126	(49)
Inflation risk	2,316	58	—	(69)	Hedging derivatives
Of which:
Inflation swap	2,163	57	—	82
Equity risk	75	20	—	(2)	Hedging derivatives
Equity swap	75	20	—	(2)

Hedges of net investments in foreign operations	23,559	673	269	420
Exchange rate risk	23,559	673	269	420	Hedging derivatives
FX forward	23,559	673	269	420
	511,727	5,672	4,752	1,461

EUR million
	2023
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	241,792	2,661	4,231	(1,869)
Interest rate risk	225,377	2,280	3,644	(1,684)	Hedging derivatives
Of which:
Interest rate swap	92,491	1,671	2,236	(47)
Call money swap	122,891	344	1,226	(1,824)
Exchange rate risk	4,331	15	24	(98)	Hedging derivatives
FX forward	1,913	15	24	(11)
Future interest rate	2,418	—	—	(87)
Interest rate and exchange rate risk	12,084	366	563	(87)	Hedging derivatives
Future interest rate	1,218	6	82	59
Currency swap	9,773	357	384	(107)
Call money swap	1,093	3	97	(39)

Cash flow hedges	157,796	2,575	2,889	1,828
Interest rate risk	97,780	913	1,246	2,181	Hedging derivatives
Of which:
Future interest rate	3,020	—	—	6
Interest rate swap	37,864	403	948	1,188
Call money swap	53,705	469	266	1,000
Exchange rate risk	34,823	1,001	663	(498)	Hedging derivatives
Of which:
FX forward	11,160	502	241	43
Currency swap	20,043	446	397	(537)
Interest rate and exchange rate risk	12,217	484	74	(98)	Hedging derivatives
Interest rate swap	2,847	—	(45)	227
Currency swap	9,370	484	119	(325)
Inflation risk	12,908	155	906	234	Hedging derivatives
Of which:
Currency swap	12,495	153	906	240
Equity risk	68	22	—	9	Hedging derivatives
Option	68	22	—	9

Hedges of net investments in foreign operations	18,706	61	536	(1,888)
Exchange rate risk	18,706	61	536	(1,888)	Hedging derivatives
FX forward	18,706	61	536	(1,888)
	418,294	5,297	7,656	(1,929)

EUR million
	2022
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	214,473	5,095	4,630	3,351
Interest rate risk	190,513	4,405	4,239	2,554	Hedging derivatives
Of which:
Interest rate swap	87,477	2,950	3,203	(716)
Call money swap	88,059	1,367	623	3,468
Exchange rate risk	4,492	147	25	(9)	Hedging derivatives
FX forward	3,745	147	25	(36)
Future interest rate	747	—	—	27
Interest rate and exchange rate risk	19,412	543	366	805	Hedging derivatives
Of which:
Currency swap	9,522	266	286	(61)
Interest rate swap	905	4	80	(79)
Future interest rate	8,679	261	—	922
Credit risk	56	—	—	1	Hedging derivatives
CDS	56	—	—	1

Cash flow hedges	149,756	2,730	3,767	(519)
Interest rate risk	81,626	137	1,325	(2,461)	Hedging derivatives
Of which:
Future interest rate	2,027	—	—	51
Interest rate swap	55,886	59	1,494	(1,439)
Call money swap	20,784	49	(184)	(1,151)
Exchange rate risk	34,973	1,358	746	1,760	Hedging derivatives
Of which:
FX forward	10,754	267	172	773
Currency swap	20,005	951	455	982
Interest rate and exchange rate risk	16,175	1,046	292	(80)	Hedging derivatives
Interest rate swap	3,361	—	161	(333)
Currency swap	12,814	1,046	131	249
Inflation risk	16,924	180	1,403	261	Hedging derivatives
Of which:
Currency swap	14,096	179	1,364	241
Equity risk	58	9	1	—	Hedging derivatives
Option	58	9	1	—

Hedges of net investments in foreign operations	22,614	244	831	(2,467)
Exchange rate risk	22,614	244	831	(2,467)	Hedging derivatives
FX forward	22,614	244	831	(2,467)
	386,843	8,069	9,228	364
Considering the main entities or groups within the Group by the weight of their hedging, the main types of hedging that are being carried out in Santander UK Group Holdings plc group and Banco Santander, S.A.
Santander UK Group Holdings plc group enters into fair value and cash flow hedging derivatives depending on the exposure of the underlying. Only designated risks are hedged and therefore other risks, such as credit risk, are managed but not hedged.
Within fair value hedges, Santander UK Group Holdings plc group has portfolios of assets and liabilities at fixed rate that are exposed to changes in fair value due to changes in market interest rates. These positions are managed by contracting mainly interest rate swaps. Effectiveness is assessed by comparing the changes in the fair value of these portfolios generated by the hedged risk with the changes in the fair value of the derivatives contracted.
Santander UK Group Holdings plc group also has access to international markets to obtain financing by issuing fixed-rate debt or investing in fixed rate debt of other issuers, in its functional currency and other currencies. As such, they are exposed to changes in interest rates and exchange rates, mainly in EUR and USD. This risk is mitigated with cross currency swaps e interest rate swaps in which they pay a fixed rate and receive a variable rate. Effectiveness is evaluated using linear regression techniques to compare changes in the fair value of the debt at interest and exchange rates with changes in the fair value of interest rate swaps or cross currency swaps.
Within the cash flow hedges, Santander UK Group Holdings plc group has portfolios of assets and liabilities at variable rates, normally at SONIA or BoE base rate. To mitigate this market rate variability risk, it contracts interest rate swaps.
As Santander UK Group Holdings plc group obtains financing in the international markets, it assumes a significant exposure to currency risk mainly USD and EUR. In addition, it also holds debt securities for liquidity purposes which assume exposure mainly in JPY and CHF. To manage this exchange rate risk, Spot, Forward y Cross Currency Swap are contracted to match the cash flow profile and the maturity of the estimated interest and principal repayments of the hedged item.
Effectiveness is assessed by comparing changes in the fair value of the derivatives with changes in the fair value of the hedged item attributable to the hedged risk by applying a hypothetical derivative method using linear regression techniques.
It also has inflation risk hedges, which arise from UK bonds linked to UK inflation and are hedged using inflation swaps.
Effectiveness is assessed by comparing changes in the fair value of the inflation swap with the changes in the fair value of the hedged item attributable to the hedged risk, applying the hypothetical derivative method using linear regression techniques.
In addition, within the hedges that cover equity risk, Santander UK Group Holdings plc group offers employees the opportunity to purchase shares of the Bank at a discount under the Sharesave Scheme, exposing the Bank to share price risk. As such, options are purchased allowing them to purchase shares at a pre-set price.

Banco Santander, S.A. covers the risks of its balance sheet in a variety of ways. On the one hand, documented as fair value hedges, it covers the interest rate and foreign exchange risk of fixed-income portfolios at a fixed rate (REPOs are included in this category). Resulting, in an exposure to changes in their fair value due to variations in market conditions based on the various risks hedged, which has an impact on Banco Santander's income statement.
To mitigate these risks, Banco Santander contracts derivatives, mainly Interest Rate Swaps, Cross Currency Swaps, Cap&floors and Forex Forward.
On the other hand, the interest and exchange rate risk of loans granted to corporate clients at a fixed rate or variable rate is covered. These hedges, are carried out through interest rate swaps, cross currency swaps and exchange rate derivatives (forex swaps and forex forward).
In addition, Banco Santander, S.A. manages the interest and exchange risk of debt issues in its various categories (issuing covered bonds, perpetual, subordinated and senior bond) and in different currencies, denominated at fixed rates, and therefore subject to changes in their fair value. These issues are covered through interest rate swaps and cross currency swaps.
The methodology used by Banco Santander, S.A. to measure the effectiveness of fair value hedges is based on comparing the market values of the hedged items (based on the objective risk of the hedge) and of the hedging instruments in order to analyse whether the changes in the market value of the hedged items are offset by the market value of the hedging instruments, thereby mitigating the hedged risk and minimizing volatility in the income statement.
Prospectively, the same analysis is performed, measuring the theoretical market values in the event of parallel variations in the market curves of a positive basis point.
There is a macro hedge of structured loans in which the interest rate risk of fixed-rate loans (mortgage, personal or with other guarantees) granted to legal entities in commercial or corporate banking and wealth clients in the medium-long term is hedged. This hedge is instrumented as a macro hedge of fair value, the main hedging instruments being Interest Rate Swap and Cap&floors. In case of total or partial cancellation or early repayment, the customer is obliged to pay/receive the cost/income of the cancellation of the interest rate risk hedge managed by the Bank.
Regarding cash flow hedges, the objective is to hedge the cash flow exposure to changes in interest rates and exchange rates.
For retrospective purposes, the hypothetical derivative methodology is used to measure effectiveness. By means of this methodology, the hedged risk is modelled as a derivative instrument -not real-, created exclusively for the purpose of measuring the effectiveness of the hedge, and which must comply with the fact that its main characteristics coincide with the critical terms of the hedged item throughout the period for which the hedging relationship is designated. This hypothetical derivative does not incorporate characteristics that are exclusive to the hedging instrument. Additionally, it is worth mentioning that any risk component not associated with the hedged objective risk and effectively documented at the beginning of the hedge is excluded for the purpose of calculating the effectiveness. The market value of the hypothetical derivative that replicates the hedged item is compared with the market value of the hedging instrument, verifying that the hedged risk is effectively mitigated and that the impact on the income statement due to potential ineffectiveness is residual.
Prospectively, the variations in the market values of the hedging instrument and the hedged item (represented by the hypothetical derivative) are measured in the event of parallel shifts of a positive basis point in the affected market curves.
There is another macro-hedge, this time of cash flows, the purpose of which is to actively manage the risk-free interest rate risk (excluding credit risk) of a portion of the floating rate assets of Banco Santander, S.A., through the arrangement of interest rate derivatives whereby the bank exchanges floating rate interest flows for others at a fixed rate agreed at the time the transactions are arranged. The items affected by the Macro-hedging have been designated as those in which their cash flows are exposed to interest rate risk, specifically the floating rate mortgages of the Banco Santander, S.A. network referenced to Euribor 12 Months or Euribor Mortgage, with annual renewal of rates, classified as sound risk and which do not have a contractual floor (or, if not, this floor is not activated). The hedged position affecting the Macro Cash Flow Hedge at the present time is near to EUR 5,000 million.
Regarding net foreign investments hedges, basically, they are allocated in Banco Santander, S.A. and Santander Consumer Finance Group. Grupo Santander assumes as a priority risk management objective to minimize -to the limit determined by the Group's Financial Management- the impact on the calculation of the capital ratio of its permanent investments included within the Group's consolidation perimeter, and whose shares or equity interests are legally denominated in a currency other than that of the Group's parent company. For this purpose, financial instruments (generally derivatives) are contracted to hedge the impact on the capital ratio of changes in forward exchange rates. Grupo Santander mainly hedges the risk for the following currencies: BRL, CLP, MXN, CAD, COP, CNY, GBP, CHF, NOK, USD, PLN, UYU and PEN. The instruments used to hedge the risk of these investments are forex swaps, forex forward and spot currency purchases/sales.
For this type of hedges, ineffectiveness scenarios are considered to be of low probability, given that the hedging instrument is designated considering the position determined and the spot rate at which the position is located.
The following table sets out the maturity profile of the hedging instruments used in Grupo Santander non-dynamic hedging strategies:

EUR million
	31 December 2024
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	9,791	15,953	88,519	163,086	31,548	308,897
Interest rate risk	8,725	14,680	85,981	154,440	26,326	290,152
Of which:
Interest rate swap	2,877	4,261	19,788	61,440	20,069	108,435
Call money swap	5,033	7,652	64,102	87,473	4,020	168,280
Exchange rate risk	1,054	717	469	112	2,059	4,411
Of which:
Fx forward	1,054	717	469	—	—	2,240
Future interest rate	—	—	—	—	2,059	2,059
Interest rate and exchange rate risk	12	511	2,019	8,034	3,163	13,739
Of which:
Interest rate swap	—	43	—	491	348	882
Call Money Swap	—	106	104	1,052	576	1,838
Currency swap	12	361	1,915	6,491	2,240	11,019
Base risk	—	—	—	500	—	500
Interest rate swap	—	—	—	500	—	500
Equity risk	—	45	50	—	—	95
Equity swap	—	45	50	—	—	95

Cash flow hedges	19,696	10,088	43,111	94,030	12,346	179,271
Interest rate risk	14,628	7,932	30,390	75,459	6,094	134,503
Of which:
Future interest rate	6,621	—	—	—	—	6,621
Interest rate swap	1,816	1,666	5,950	32,654	995	43,081
Call money swap	5,330	4,190	14,896	34,841	4,325	63,582
Exchange rate risk	2,982	1,377	8,765	14,703	2,826	30,653
Of which:
FX forward	2,594	1,310	5,382	—	—	9,286
Currency swap	133	66	3,383	14,704	1,671	19,957
Interest rate and exchange rate risk	2,086	778	3,785	3,813	1,262	11,724
Of which:
Interest rate swap	997	—	395	1,260	440	3,092
Currency swap	1,090	778	3,389	2,553	822	8,632
Inflation risk	—	—	153	—	2,163	2,316
Of which:
Inflation swap	—	—	—	—	2,163	2,163
Equity risk	—	1	18	55	1	75
Option	—	1	18	55	1	75

Hedges of net investments in foreign operations:	3,918	5,644	13,997	—	—	23,559
Exchange rate risk	3,918	5,644	13,997	—	—	23,559
FX forward	3,918	5,644	13,997	—	—	23,559
	33,405	31,685	145,627	257,116	43,894	511,727

EUR million
	31 December 2023
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	6,862	14,535	59,170	139,486	21,739	241,792
Interest rate risk	6,266	13,749	56,860	131,323	17,179	225,377
Of which:
Interest rate swap	2,013	2,104	16,045	59,952	12,377	92,491
Call money swap	4,163	11,421	39,873	65,453	1,981	122,891
Exchange rate risk	566	678	619	50	2,418	4,331
Fx forward	566	678	619	50	—	1,913
Future interest rate	—	—	—	—	2,418	2,418
Interest rate and exchange rate risk	30	108	1,691	8,113	2,142	12,084
Currency swap	30	87	1,370	6,605	1,681	9,773
Interest rate swap	—	—	321	535	362	1,218
Call Money Swap	—	21	—	973	99	1,093

Cash flow hedges	7,873	16,149	43,913	83,291	6,570	157,796
Interest rate risk	4,467	6,859	30,846	53,038	2,570	97,780
Of which:
Future interest rate	—	—	—	3,020	—	3,020
Interest rate swap	3,191	2,876	14,108	16,793	896	37,864
Call money swap	1,050	3,553	15,755	31,942	1,405	53,705
Exchange rate risk	2,655	7,087	6,607	16,711	1,763	34,823
Of which:
FX forward	2,013	2,344	4,617	2,186	—	11,160
Currency swap	642	2,209	1,990	14,525	677	20,043
Interest rate and exchange rate risk	407	1,547	2,270	7,187	806	12,217
Of which:
Interest rate swap	—	80	—	2,575	192	2,847
Currency swap	407	1,467	2,270	4,612	614	9,370
Inflation risk	344	656	4,182	6,296	1,430	12,908
Of which:
Currency swap	318	618	3,833	6,296	1,430	12,495
Equity risk	—	—	8	59	1	68
Option	—	—	8	59	1	68

Hedges of net investments in foreign operations:	4,303	4,940	9,463	—	—	18,706
Exchange rate risk	4,303	4,940	9,463	—	—	18,706
FX forward	4,303	4,940	9,463	—	—	18,706
	19,038	35,624	112,546	222,777	28,309	418,294

EUR million
	31 December 2022
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	6,588	9,811	37,723	136,223	24,128	214,473
Interest rate risk	5,120	8,822	34,074	120,829	21,668	190,513
Of which:
Interest rate swap	2,535	3,005	8,854	56,868	16,215	87,477
Call money swap	2,492	5,039	23,511	54,786	2,231	88,059
Exchange rate risk	556	741	2,448	—	747	4,492
Future interest rate	—	—	—	—	747	747
Fx forward	556	741	2,448	—	—	3,745
Interest rate and exchange rate risk	912	238	1,193	15,356	1,713	19,412
Of which:
Interest rate swap	—	—	405	192	308	905
Currency swap	912	238	788	6,188	1,396	9,522
Future interest rate	—	—	—	8,679	—	8,679
Credit risk	—	10	8	38	—	56
CDS	—	10	8	38	—	56

Cash flow hedges	10,182	15,202	41,514	75,653	7,205	149,756
Interest rate risk	5,546	7,424	30,568	36,501	1,587	81,626
Of which:
Future interest rate	2,027	—	—	—	—	2,027
Interest rate swap	2,292	4,877	28,103	20,568	46	55,886
Call money swap	1,175	2,471	1,196	14,728	1,214	20,784
Exchange rate risk	3,777	4,295	4,452	19,940	2,509	34,973
Of which:
FX forward	1,996	2,487	1,982	4,289	—	10,754
Currency swap	1,313	1,809	2,470	13,028	1,385	20,005
Interest rate and exchange rate risk	182	509	3,982	10,294	1,208	16,175
Interest rate swap	—	—	659	2,468	234	3,361
Currency swap	182	509	3,323	7,826	974	12,814
Inflation risk	677	2,974	2,505	8,870	1,898	16,924
Of which:
Currency swap	483	951	1,895	8,869	1,898	14,096
Equity risk	—	—	7	48	3	58
Option	—	—	7	48	3	58

Hedges of net investments in foreign operations	2,249	5,393	14,972	—	—	22,614
Exchange rate risk	2,249	5,393	14,972	—	—	22,614
FX forward	2,249	5,393	14,972	—	—	22,614
	19,019	30,406	94,209	211,876	31,333	386,843
Additionally, for Santander UK Group Holdings plc and Banco Santander, S.A., both the maturity profile, the average interest and exchange rate of hedging instruments by maturity buckets are shown:
Santander UK Group Holdings plc group

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	5,033	7,598	64,755	93,176	4,110	174,672
Average fixed interest rate (%) GBP	3.749	4.293	4.496	3.868	3.653
Average fixed interest rate (%) EUR	0.200	(0.346)	(0.446)	0.585	4.370
Average fixed interest rate (%) USD	1.677	1.534	1.531	5.756	0.449
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	212	258	2,280	1,152	3,902
Average GBP/EUR exchange rate	—	1.136	1.158	1.162	1.176
Average GBP/USD exchange rate	—	—	—	1.318	1.281
Average fixed interest rate (%) EUR	—	—	1.350	3.304	2.940
Average fixed interest rate (%) USD	—	—	—	4.831	4.375
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	5,330	4,190	14,896	34,841	4,325	63,582
Average fixed interest rate (%) GBP	4.592	4.075	4.761	3.707	4.352
Foreign exchange risk
Exchange and interest rate instruments
Nominal	311	954	5,941	13,235	2,730	23,171
Average GBP/JPY exchange rate	178.368	179.995	187.640	—	—
Average GBP/CHF exchange rate	—	—	1.086	1.115	—
Average GBP/EUR exchange rate	—	1.203	1.188	1.177	1.162
Average GBP/USD exchange rate	—	—	1.238	1.297	1.388
Average GBP/CAD exchange rate	—	—	1.758	—	—
Equity risk
Equity instruments
Nominal	—	—	19	55	1	75
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	1,993	476	1,039	2,294	707	6,509
Average GBP/EUR exchange rate	1.124	1.370	1.161	1.213	1.179
Average GBP/USD exchange rate	—	—	1.538	1.319	1.537
Average fixed interest rate (%) GBP	1.480	2.760	3.203	2.771	4.885
Inflation risk
Interest rate instruments
Nominal	—	—	—	—	2,163	2,163
Average fixed interest rate (%) GBP	—	—	—	—	4.983

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	4,163	8,230	37,158	70,075	3,467	123,093
Average fixed interest rate (%) GBP	2.380	3.190	3.420	3.890	3.990
Average fixed interest rate (%) EUR	1.140	0.180	0.450	0.210	3.920
Average fixed interest rate (%) USD	2.600	2.460	4.230	1.360	4.910
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	41	—	2,172	198	2,411
Average GBP/EUR exchange rate	—	1.113	—	1.156	1.148
Average GBP/USD exchange rate	—	—	—	1.318	—
Average fixed interest rate (%) EUR	—	—	—	2.770	3.480
Average fixed interest rate (%) USD	—	—	—	4.830	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,050	3,553	15,756	31,941	1,405	53,705
Average fixed interest rate (%) GBP	5.060	3.050	5.380	3.840	3.450
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,068	6,266	3,104	10,888	1,763	23,089
Average GBP/JPY exchange rate	154.135	153.954	167.846	—	—
Average GBP/CHF exchange rate	1.092	1.093	1.089	1.121	1.121
Average GBP/EUR exchange rate	—	1.197	1.167	1.179	—
Average GBP/USD exchange rate	—	1.392	—	1.277	1.388
Equity risk
Equity instruments
Nominal	—	—	8	58	2	68
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	100	905	576	5,614	719	7,914
Average GBP/EUR exchange rate	1,183	—	1.254	1.198	1.189
Average GBP/USD exchange rate	—	1,663	—	1.383	1.537
Average fixed interest rate (%) GBP	2.570	2.540	2.960	2.420	4.810

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,492	5,039	24,447	51,257	4,294	87,529
Average fixed interest rate (%) GBP	2.580	0.880	0.560	2.070	3.780
Average fixed interest rate (%) EUR	1.770	1.600	0.770	0.280	3.090
Average fixed interest rate (%) USD	1.350	3.470	3.510	2.000	4.920
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	74	821	16	911
Average GBP/EUR exchange rate	—	—	1.212	1.157	1.100
Average GBP/USD exchange rate	—	—	—	1.186	—
Average fixed interest rate (%) EUR	—	—	3.420	2.060	—
Average fixed interest rate (%) USD	—	—	—	4.630	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,175	2,471	2,188	14,728	1,213	21,775
Average fixed interest rate (%) GBP	1.770	2.290	1.980	2.350	1.840
Foreign exchange risk
Exchange rate instruments
Nominal	3,063	3,536	2,685	14,583	2,436	26,303
Average GBP/JPY exchange rate	—	157.450	160.039	—	—
Average GBP/CHF exchange ratio	—	1.131	—	—	—
Average GBP/EUR exchange rate	—	—	1.123	1.181	1.165
Average GBP/USD exchange rate	1.224	1.253	1.171	1.314	1.388
Equity risk
Equity instruments
Nominal	—	—	7	48	2	57
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	1,983	7,621	968	10,572
Average GBP/EUR exchange rate	—	—	1.185	1.210	1.196
Average GBP/USD exchange rate	—	—	1.604	1.503	1.537
Average fixed interest rate (%) GBP	—	—	3.270	2.580	4.590
Banco Santander, S.A.

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,431	4,446	6,878	33,324	15,991	62,070
Average fixed interest rate (%) GBP	—	0.020	3.120	2.640	5.370
Average fixed interest rate (%) EUR	1.340	0.010	2.000	3.460	3.170
Average fixed interest rate (%) CHF	—	—	—	—	—
Average fixed interest rate (%) USD	0.010	3.500	2.740	4.460	4.720
Average fixed interest rate (%) CZK	—	—	—	2.000	—
Average fixed interest rate (%) NOK	—	—	—	—	2.400
Average fixed interest rate (%) AUD	—	—	—	—	3.820
Average fixed interest rate (%) JPY	—	—	—	—	—
Average fixed interest rate (%) RON	—	3.610	—	4.200	—
Average fixed interest rate (%) HKD	—	—	—	1.960	—
Average fixed interest rate (%) NZD	—	—	—	—	3.250
Foreign exchange risk
Exchange and interest rate instruments
Nominal	473	405	287	—	—	1,165
Average GBP/EUR exchange rate	—	—	—	—	—
Average USD/EUR exchange rate	—	—	—	—	—
Average COP/USD exchange rate	—	—	—	—	—
Average PEN/USD exchange rate	—	—	—	—	—
Average AUD/EUR exchange rate	—	—	—	—	—
Average SAR/EUR exchange rate	—	—	—	—	—
Average CNY/EUR exchange rate	7,710	7,710	7,710	—	—
Average JPY/USD exchange rate	—	—	—	—	—
Average MXN/EUR exchange rate	2,178	—	—	—	—
Average MAD/EUR exchange rate	—	—	—	—	—
Average PEN/EUR exchange rate	—	—	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	12	148	1,355	4,859	1,669	8,043
Average fixed interest rate (%) AUD/EUR	—	—	—	5.690	6.100
Average fixed interest rate (%) EUR/USD	—	—	—	—	—
Average fixed interest rate (%) CZK/EUR	—	—	—	4.190	—
Average fixed interest rate (%) EUR/COP	—	—	—	—	—
Average fixed interest rate (%) RON/EUR	—	—	—	—	6.970
Average fixed interest rate (%) HKD/EUR	—	—	—	4.620	—
Average fixed interest rate (%) JPY/EUR	—	—	—	1.300	1.410
Average fixed interest rate (%) NOK/EUR	—	—	—	3.440	4.500
Average fixed interest rate (%) CHF/EUR	—	—	—	2.030	2.250
Average fixed interest rate (%) USD/CLP	—	—	—	—	—
Average fixed interest rate (%) USD/COP	—	12.750	10.580	10.540	7.760
Average fixed interest rate (%) EUR/GBP	6.690	—	—	—	—

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Average fixed interest rate (%) NZD/EUR	—	—	—	—	—
Average fixed interest rate (%) USD/MXN	—	—	11.300	—	—
Average AUD/EUR exchange rate	—	—	—	1.599	1.584
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average CZK/EUR exchange rate	—	—	26.030	25.634	—
Average EUR/GBP exchange rate	1.189	—	—	—	—
Average EUR/COP exchange rate	—	—	—	—	—
Average EUR/USD exchange rate	—	—	0.982	0.943	—
Average HKD/EUR exchange rate	—	—	—	8.488	—
Average JPY/EUR exchange rate	—	—	—	134.151	129.229
Average MXN/EUR exchange rate	—	—	—	19.083	—
Average NOK/EUR exchange rate	—	—	—	9.519	10.429
Average RON/EUR exchange rate	—	4.810	—	4.940	4.980
Average CHF/EUR exchange rate	—	—	—	1.019	0.932
Average USD/CLP exchange rate	—	—	—	—	—
Average USD/COP exchange rate	—	—	—	—	—
Average USD/MXN exchange rate	—	—	0.052	—	—
Credit risk
Credit risk instruments
Nominal	—	—	—	—	—
Basis Risk
Basis risk instruments
Nominal	—	—	—	500	—	500
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	—	1,055	84	1,139
Average fixed interest rate (%) EUR/PEN	—	—	—	—	—
Average fixed interest rate (%) AUD/EUR	—	—	—	3.520	—
Average fixed interest rate (%) USD/COP	—	—	—	—	—
Average fixed interest rate (%) EUR/AUD	—	—	—	—	—
Average fixed interest rate (%) CHF/EUR	—	—	—	3.110	—
Average EUR/PEN exchange rate	—	—	—	—	—
Average EUR/USD exchange rate	—	—	—	—	—
Average AUD/EUR exchange rate	—	—	—	1.580	1.560
Average RON/EUR exchange rate	—	—	—	4.940	—
Average JPY/EUR exchange rate	—	—	—	—	—
Average CHF/EUR exchange rate	—	—	—	1.000	—
Average EUR/GBP exchange rate	—	—	—	—	—
Average NOK/EUR exchange rate	—	—	—	—	—
Average CZK/EUR exchange rate	—	—	—	—	—
Average EUR/AUD exchange rate	—	—	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	—	—	6,200	5,820	—	12,020
Average fixed interest rate (%) EUR	—	—	—	2.910	—
Average fixed interest rate (%) USD	—	—	—	—	—
Average fixed interest rate (%) AUD	—	—	—	—	—

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Exchange rate risk
Exchange instruments
Nominal	14	83	125	—	—	222
Average exchange rate GBP/EUR	1.200	1.170	1.190	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,240	5,070	12,821	—	—	21,131
Average BRL/EUR exchange rate	5.990	6.120	6.270	—	—
Average CLP/EUR exchange rate	1,052.780	1,066.580	1,045.090	—	—
Average COP/EUR exchange rate	—	4,703	—	—	—
Average GBP/EUR exchange rate	0.860	0.850	0.850	—	—
Average MXN/EUR exchange rate	20.280	19.830	21.970	—	—
Average USD/EUR exchange rate	1.090	1.080	1.090	—	—
Average PLN/EUR exchange rate	4.370	4.410	4.410	—	—
Average CAD/EUR exchange rate	—	1.500	—	—	—
Average CHF/EUR exchange rate	—	0.940	—	—	—
Average UYU/EUR exchange rate	45.820	45.160	48.290	—	—

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,532	194	7,880	22,714	8,775	41,095
Average fixed interest rate (%) GBP	—	—	1.375	4.479	2.036
Average fixed interest rate (%) EUR	0.096	0.014	2.085	2.422	3.421
Average fixed interest rate (%) CHF	—	—	1.010	—	—
Average fixed interest rate (%) USD	0.015	3.688	2.603	3.801	4.446
Foreign exchange risk
Exchange and interest rate instruments
Nominal	278	634	524	50	—	1,486
Average PEN/USD exchange rate	3.784	3.751	—	—	—
Average CNY/EUR exchange rate	—	7.323	7.732	7.716	—
Average AUD/EUR exchange rate	1.648	1.665	—	—	—
Average MXN/EUR exchange rate	—	19.363	—	—	—
Average COP/USD exchange rate	4,159.190	3,998.060	—	—	—
Average MAD/EUR exchange rate	10.929	11.057	—	—	—
Average PEN/EUR exchange rate	4.095	4.110	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	30	66	1,450	4,321	1,150	7,017
Average fixed interest rate (%) AUD/EUR	—	—	—	4.800	3.615
Average fixed interest rate (%) CZK/EUR	—	—	—	2.000	—
Average fixed interest rate (%) RON/EUR	5.130	—	—	3.967	—
Average fixed interest rate (%) HKD/EUR	—	—	2.580	5.270	—
Average fixed interest rate (%) JPY/EUR	—	—	0.465	1.298	1.407
Average fixed interest rate (%) NOK/EUR	—	—	—	3.441	4.501
Average fixed interest rate (%) CHF/EUR	—	—	—	1.243	—
Average fixed interest rate (%) USD/MXN	—	—	14.250	—	—
Average fixed interest rate (%) USD/COP	—	17.980	6.152	13.207	7.149
Average fixed interest rate (%) EUR/USD	—	—	(0.140)	—	—
Average fixed interest rate (%) USD/CLP	—	—	3.450	—	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.545
Average CZK/EUR exchange rate	—	—	—	25.831	—
Average EUR/USD exchange rate	—	—	0.891	0.961	—
Average HKD/EUR exchange rate	—	—	8.782	8.666	—
Average JPY/EUR exchange rate	—	—	120.568	134.151	129.229
Average NOK/EUR exchange rate	—	—	—	9.519	10.429
Average RON/EUR exchange rate	4.711	—	—	4.887	—
Average CHF/EUR exchange rate	—	—	—	1.104	—
Average MXN/EUR exchange rate	—	—	—	—	19.083
Average USD/CLP exchange rate	—	—	0.001	—	—
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	0.058	—	—

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	414	1,075	86	1,575
Average fixed interest rate (%) CHF/EUR	—	—	—	3.106	—
Average fixed interest rate (%) AUD/EUR	—	—	—	3.521	—
Average EUR/GBP exchange rate	—	—	1.173	—	—
Average AUD/EUR exchange rate	—	—	1.625	1.584	1.562
Average RON/EUR exchange rate	—	—	—	4.940	—
Average CHF/EUR exchange rate	—	—	—	1.002	—
Interest rate risk
Bond Forward instruments
Nominal	750	1,500	7,750	0	0	10,000
Average fixed interest rate (%) EUR	(0.124)	(0.889)	0.016	—	—
Exchange rate risk
Exchange instruments
Nominal	13	25	111	—	—
Average exchange rate GBP/EUR	1.148	1.146	1.138	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,593	4,870	8,034	—	—	16,497
Average BRL/EUR exchange rate	5.569	5.505	5.481	—	—
Average CLP/EUR exchange rate	916.724	936.166	987.202	—	—
Average COP/EUR exchange rate	—	4,525.656	—	—	—
Average GBP/EUR exchange rate	0.866	0.867	0.876	—	—
Average MXN/EUR exchange rate	20.078	20.589	20.210	—	—
Average USD/EUR exchange rate	—	1.129	1.081	—	—
Average PLN/EUR exchange rate	4.664	4.752	4.580	—	—
Average CAD/EUR exchange rate	—	1.461	—	—	—
Average CHF/EUR exchange rate	—	0.940	—	—	—
Average UYU/EUR exchange rate	43.235	43.521	44.400	—	—

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,032	1,248	2,348	24,115	8,809	37,552
Average fixed interest rate (%) GBP	—	2.036	2.036	1.856	2.036
Average fixed interest rate (%) EUR	0.569	(0.406)	0.278	2.396	1.674
Average fixed interest rate (%) CHF	—	—	—	0.530	—
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) CZK	—	—	—	1.650	—
Average fixed interest rate (%) NOK	—	—	—	—	2.327
Average fixed interest rate (%) AUD	—	1.073	—	—	—
Average fixed interest rate (%) USD	2.892	3.123	3.835	3.181	3.374
Average fixed interest rate (%) RON	—	—	—	3.610	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	250	899	2,064	—	—	3,213
Average GBP/EUR exchange rate	—	—	0.877	—	—
Average USD/EUR exchange rate	1.040	—	0.992	—	—
Average CNY/EUR exchange rate	7.172	7.252	7.159	—	—
Average AUD/EUR exchange rate	—	1.587	—	—	—
Average MXN/EUR exchange rate	—	21.529	—	—	—
Average JPY/EUR exchange rate	—	—	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	912	38	1,101	3,767	988	6,806
Average fixed interest rate (%) AUD/EUR	4.000	—	—	4.800	3.824
Average fixed interest rate (%) CZK/EUR	—	—	0.860	—	—
Average fixed interest rate (%) RON/EUR	—	4.520	—	5.130	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	0.568	—	—	1.442	1.360
Average fixed interest rate (%) NOK/EUR	—	—	—	3.010	3.762
Average fixed interest rate (%) CHF/EUR	—	—	—	1.243	—
Average fixed interest rate (%) EUR/GBP	—	5.170	—	—	—
Average fixed interest rate (%) NZD/EUR	—	—	—	—	—
Average fixed interest rate (%) USD/MXN	—	—	12.982	—	—
Average fixed interest rate (%) USD/COP	—	—	15.452	13.614	7.150
Average fixed interest rate (%) EUR/USD	—	—	—	(0.140)	—
Average fixed interest rate (%) USD/CLP	—	—	—	3.450	—
Average AUD/EUR exchange rate	1.499	—	—	1.499	1.545
Average CZK/EUR exchange rate	—	—	25.407	25.677	—
Average EUR/GBP exchange rate	—	1.162	—	—	—
Average EUR/USD exchange rate	—	—	—	0.945	—
Average HKD/EUR exchange rate	—	—	—	8.851	—
Average JPY/EUR exchange rate	133.840	—	—	130.227	118.180
Average NOK/EUR exchange rate	—	—	—	9.492	9.685
Average RON/EUR exchange rate	—	4.746	—	4.842	4.927
Average CHF/EUR exchange rate	—	—	1.092	1.105	—

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Average USD/CLP exchange rate	—	—	—	0.001	—
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	0.051	—	—
Credit risk
Credit risk instruments
Nominal	—	9	8	38	—	55
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	3	597	1,451	184	2,235
Average fixed interest rate (%) EUR/PEN	—	—	6.496	—	—
Average fixed rate (%) USD/COP	—		15.398	—	—
Average fixed interest rate (%) EUR/AUD	—	3.207	—	—	—
Average fixed interest rate (%) AUD/EUR	—	—	—	0.305	—
Average EUR/GBP exchange rate	—	—	1.084	1.173	—
Average AUD/EUR exchange rate	—	—	—	1.604	1.562
Average RON/EUR exchange rate	—	—	—	4.885	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	1.102	—
Average NOK/EUR exchange rate	—	—	—	—	10.242
Average CZK/EUR exchange rate	—	—	—	26.131	—
Average EUR/PEN exchange rate	—	—	0.252	—	—
Average EUR/AUD exchange rate	—	0.654	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	2,250	4,500	11,453	10,000	—	28,203
Average fixed interest rate (%) EUR	(0.431)	(0.404)	(0.348)	(0.010)	—
Inflation risk
Bond Forward instruments
Nominal	—	—	700	—	—	700
Average fixed interest rate (%) EUR	—	—	0.322	—	—
Exchange rate risk
Exchange rate instruments
Nominal	11	22	99	0	0	132
Average GBP/EUR exchange rate	1.156	1.153	1.142	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,020	4,711	13,839	—	—	20,570
Average BRL/EUR exchange rate	6.554	5.797	5.866	—	—
Average CLP/EUR exchange rate	953.549	955.790	944.113	—	—
Average COP/EUR exchange rate	—	4,935.121	—	—	—
Average GBP/EUR exchange rate	0.869	0.873	0.876	—	—
Average MXN/EUR exchange rate	25.130	23.968	22.156	—	—
Average PLN/EUR exchange rate	—	—	1.158	—	—
Average USD/EUR exchange rate	4.832	4.837	4.991	—	—
Other geographies
Consumer Group entities mainly have loans portfolios at fixed interest rates and are therefore, exposed to changes in fair value due to movements in market interest rates. The entities manage this risk by contracting interest rate swaps in which they pay a fixed rate and receive a variable rate. Interest rate risk is the only one hedged and, therefore, other risks, such as credit risk, are managed but not hedged by the entities. The interest rate risk component is determined as the change in fair value of fixed rate loans arising solely from changes in a reference rate. This strategy is designated as a fair value hedge and its effectiveness is assessed by comparing changes in the fair value of loans attributable to changes in reference interest rates with changes in the fair value of interest rate swaps.
In addition, in order to access international markets with the aim of obtaining sources of financing, some Consumer Group´s entities issue fixed rate debt in their own currency and in other currencies that differ from their functional currency. Therefore, they are exposed to changes in both interest rates and exchange rates, which they mitigate with derivatives (interest rate swaps, fx forward and cross currency swaps) in which they receive a fixed interest rate and pay a variable interest rate, implemented with a fair value hedge.
The cash flow hedges of the Grupo Santander´s entities hedge the foreign currency risk of loans and financing.
Finally, it has hedges of net investments abroad to hedge the foreign exchange risk of the shareholding in NOK, CNY, PLN, CAD and CHF currencies.

Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México has mainly long-term loan portfolios at fixed interest rates, portfolios of short-term deposits in local currency, portfolios of Mexican Government bonds and corporate bonds in currencies other than the local currency and are therefore exposed to changes in fair value due to movements in market interest rates, as well as these latter portfolios also to variations in exchange rates. The entity manages this risk by contracting derivatives (interest rate swaps or cross currency swaps) in which they pay a fixed rate and receive a variable rate. Only the interest rate and exchange rate risk is hedged, if applicable, and therefore other risks, such as credit risk, are managed but not hedged by the entity.
The interest rate risk component is determined as the change in the fair value of fixed rate loans arising solely from changes in a reference rate. This strategy is designated as a fair value hedge and its effectiveness is assessed by comparing changes in the fair value of loans attributable to changes in benchmark interest rates with changes in the fair value of interest rate swaps.
Regarding cash flow hedges, Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México has a portfolio of unsecured bonds issued at a variable rate in its local currency, which it manages with an interest rate swap in which it receives a variable rate and pays a fixed rate. On the other hand, it also has different items in currencies other than the local currency: unsecured fixed rate bonds, commercial bank loans at variable rates, fixed rate issues, Mexican and Brazilian government bonds at fixed rates. In all these portfolios, the Bank is exposed to exchange rate variations, which it mitigates by contracting cross currency swaps or fx forward.
Banco Santander (Brasil) S.A. has, on the one hand, fair value hedges to protect both assets and liabilities from fluctuations in market rates. The market risk coverage management methodology adopted by the Bank segregates transactions by risk factor (BRL/USD exchange rate risk, pre-set interest rate risk in BRL, USD interest rate risk, inflation….). The entity manages this risk by contracting derivatives (interest rate swaps or interest rate futures) to hedge assets or liabilities at a fixed rate.
Brasil has corporate loans in different currencies than the local one and is therefore exposed to changes in fair value due to exchange rates. This risk is mitigated by contracting cross currency swaps or futures.
It also holds a portfolio of long-term corporate bonds with inflation-indexed rates, thus exposed to changes in market value due to changes in market inflation rates. In order to achieve its mitigation, they contract futures in which they pay the indexed inflation and receive variable interest rates.
In the hedge of cash flows, Banco Santander (Brasil) S.A. has portfolios of loans and government bonds in different currency than the entity's functional currency and, therefore, it is subject to the risk of changes in currency rates. This exposure will be mitigated by hiring Cross Currency Swaps and futures.
Finally, they have a portfolio of variable rate government bonds, so they are exposed to changes in the value due to changes in interest rates. In order to mitigate these changes, a future is hired in which a variable rate is paid and a fixed rate is received.
Additionally, Banco Santander - Chile uses fair value hedges with cross currency swaps, interest rate swaps and call money swaps to hedge its exposure to changes in the fair value of the hedged item attributable to interest rates. The aforementioned hedging instruments modify the effective cost of long-term issues, from a fixed interest rate to a variable interest rate.
In addition, it also makes cash flow hedges in which it uses cross currency swaps to cover the risk of variability of flows attributable to changes in the interest rate of bonds and interbank loans issued at variable rates, as well as to cover the variation of foreign currency, mainly in United States dollars. To hedge the inflation risk present in certain items, it uses both forwards and cross currency swaps.
At Santander Bank, National Association, Interest Rate Swaps are used to leave commercial loans at a fixed rate at a variable rate in USD indexed to 1-month Libor or SOFR, under cash flow hedges.
Regarding the hedged items, the following table shows the detail of the type of hedging, the risk that is hedged and which products are being hedged at 31 December 2024, 2023 and 2022. The products that are being hedged are mainly borrowed deposits, financial deposits, loans, government bonds as assets and financial bonds as liabilities:

	EUR million
	31 December 2024
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	138,906	32,642	(1,412)	(1,200)	Loans and advances / Deposits and Debt securities / Debt securities issued	(461)	—	—
Interest rate risk	133,149	23,780	(1,345)	(1,176)		(343)	—	—
Exchange rate risk	2,017	1,562	1	3		(118)	—	—
Interest and Exchange rate risk	3,238	7,205	(68)	(27)		1	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	—	—	—	—		—	—	—
Base risk	502	—	—	—		—	—	—
Equity risk	—	95	—	—		(1)	—	—

Cash flow hedges						(564)	(478)	50
Interest rate risk						(156)	(794)	83
Exchange rate risk						(439)	213	19
Interest and Exchange rate risk						(40)	11	—
Inflation risk						69	82	(52)
Equity risk						2	10	—

Net foreign investments hedges	23,559	—				(420)	(8,002)	—
Exchange rate risk	23,559	—				(420)	(8,002)	—
	162,465	32,642	(1,412)	(1,200)		(1,445)	(8,480)	50

	EUR million
	31 December 2023
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	134,095	26,946	(1,798)	(1,652)	Loans and advances / Deposits and Debt securities / Debt securities issued	1,928		—
Interest rate risk	130,672	19,176	(1,682)	(1,546)		1,757	—	—
Exchange rate risk	637	1,365	(1)	(3)		60	—	—
Interest and Exchange rate risk	2,786	6,405	(115)	(103)		111	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	—	—	—	—		—	—	—

Cash flow hedges						(1,824)	(813)	(173)
Interest rate risk						(2,182)	(797)	(77)
Exchange rate risk						500	(80)	—
Interest and Exchange rate risk						100	(144)	—
Inflation risk						(233)	196	(96)
Equity risk						(9)	12	—

Net foreign investments hedges	18,706	—				1,888	(8,684)	—
Exchange rate risk	18,706	—				1,888	(8,684)	—
	152,801	26,946	(1,798)	(1,652)		1,992	(9,497)	(173)

	EUR million
	31 December 2022
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	126,665	59,837	(5,487)	(3,581)	Loans and advances / Deposits and Debt securities / Debt securities issued	(3,232)	—	—
Interest rate risk	121,605	53,239	(5,069)	(3,428)		(2,397)	—	—
Exchange rate risk	2,792	1,040	(284)	—		(7)	—	—
Interest and Exchange rate risk	2,126	5,558	(134)	(153)		(826)	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	142	—	—	—		(2)	—	—

Cash flow hedges						475	(3,353)	(225)
Interest rate risk						2,458	(2,973)	(75)
Exchange rate risk						(1,764)	(88)	(2)
Interest and Exchange rate risk						39	(309)	1
Inflation risk						(258)	14	(149)
Equity risk						—	3	—

Net foreign investments hedges	22,614	—				2,467	(6,750)	—
Exchange rate risk	22,614	—				2,467	(6,750)	—
	149,279	59,837	(5,487)	(3,581)		(290)	(10,103)	(225)
The cumulative amount of adjustments of the fair value hedging instruments that remain in the balance for hedges items that are no longer adjusted by profit and loss of coverage as at 31 December 2024 is EUR 775 losses (EUR 1,006 million losses and EUR 756 million profits in 2023 and 2022, respectively).
The net impact of the hedges are shown in the following table:

	EUR million
	31 December 2024
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		22	Gains or losses financial assets/liabilities
Interest rate risk		30	—
Exchange rate risk		(17)	—
Interest rate and exchange rate risk		9	—

Cash flow hedges	558	(6)	—	(1,256)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	163	(12)	—	(1,166)
Exchange rate risk	312	20	—	319
Interest rate and exchange rate risk	155	(14)	—	(340)
Inflation risk	(70)	—	—	(69)
Equity risk	(2)	—	—	0

Net foreign investments hedges	420	—	—	—
Exchange rate risk	420	—		—
	978	16		(1,256)

	EUR million
	31 December 2023
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		59	Gains or losses financial assets/liabilities
Interest rate risk		72
Exchange rate risk		(38)
Interest rate and exchange rate risk		25

Cash flow hedges	2,592	4	Gains or losses financial assets/liabilities	(2,622)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	2,179	2		(1,647)
Exchange rate risk	7	(1)		(416)
Interest rate and exchange rate risk	164	2		(431)
Inflation risk	233	1		(128)
Equity risk	9	—		0

Net foreign investments hedges hedges	(1,888)	—		—
Exchange rate risk	(1,888)	—		—
	704	63		(2,622)

	EUR million
	31 December 2022
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		119	Gains or losses financial assets/liabilities
Interest rate risk		155
Risk of Exchange rate		(16)
Risk of interest rate and exchange rate		(20)
Credit risk

Cash flow hedges	(3,016)	(45)	Gains or losses financial assets/liabilities	1,254	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	(2,458)	1		(370)
Exchange rate risk	(178)	(10)		2,130
Interest rate and exchange rate risk	(638)	(39)		587
Inflation risk	258	3		(1,093)
Equity risk	0	—		—

Net foreign investments hedges	(2,467)	—		—
Exchange rate risk	(2,467)	—		—
	(5,483)	74		1,254
The following table shows the movement in the impact of equity for the year:

EUR million
	2024	2023	2022
Balance at beginning of year	(9,424)	(9,187)	(4,559)
Cash flow hedges
Interest rate risk	163	2,179	(2,458)
Amounts transferred to income statements	1,166	1,647	370
Gain or loss in value CFE - recognized in equity	(1,003)	532	(2,828)
Exchange rate risk	312	7	(178)
Amounts transferred to income statements	(319)	416	(2,130)
Gain or loss in value CFE - recognized in equity	631	(409)	1,952
Interest rate and exchange rate risk	155	164	(638)
Amounts transferred to income statements	340	431	(587)
Gain or loss in value CFE - recognized in equity	(185)	(267)	(51)
Inflation risk	(70)	233	258
Amounts transferred to income statements	69	128	1,093
Gain or loss in value CFE - recognized in equity	(139)	105	(835)
Equity risk	(2)	9	0
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	(2)	9	—
Net foreign investments hedges
Exchange rate risk	420	(1,888)	(2,467)
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	420	(1,888)	(2,467)
Minorities, taxes and others	146	(941)	855

Balance at end of year	(8,300)	(9,424)	(9,187)